Income Taxes (Deferred Taxes) - Additional Information (Detail) (USD $)	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011
Deferred Tax Assets And Liabilities [Line Items]
Net deferred income tax liability	$ 192,000,000		$ 451,000,000		$ 499,000,000
Current deferred tax assets	83,000,000	[1]	101,000,000	[1]	96,000,000
Noncurrent deferred tax assets	63,000,000	[1]	216,000,000	[1]	143,000,000
Other current liabilities	1,000,000		2,000,000
Noncurrent deferred tax liabilities	337,000,000	[1]	323,000,000	[1]	311,000,000
Net deferred income tax liability			(8,000,000)	[2],[3]	(72,000,000)	[2],[3]
International
Deferred Tax Assets And Liabilities [Line Items]
Unremitted earnings tax liability not recognized amount			$ 2,500,000,000

[1]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[2]	2012 vs. 2011-The decrease in net deferred tax liability position in 2012 reflects an increase in noncurrent deferred tax assets recorded in connection with book/tax basis differentials primarily related to intangibles and PP&E, established as a result of certain restructuring activities and a decrease in deferred income tax liabilities related to unremitted earnings, primarily as a result of distributions, partially offset by an increase in valuation allowances representing the amounts determined to be unrecoverable.
[3]	In 2012, included in Current deferred tax assets ($101 million), Noncurrent deferred tax assets ($216 million), Other current liabilities ($2 million) and Noncurrent deferred tax liabilities ($323 million). In 2011, included in Current deferred tax assets ($96 million), Noncurrent deferred tax assets ($143 million) and Noncurrent deferred tax liabilities ($311 million).